CAPITAL STOCK AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2024
Capital Stock And Reserves
Schedule of unlimited number of ordinary shares without par value

	Years Ended March 31,
	2024		2023
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of year	17,606	$218,782	13,349	$158,324
Shares issued under Registered Direct Offering, net of issue costs	1,970	—	—	—
Shares issued under ATM, net of issue costs	186	662	167	915
Shares issued or accrued for services	16	50	20	120
Shares issued pursuant to distribution of restricted stock units	6	5	—	—
Shares issued in Tarus acquisition	—	—	2,426	17,200
Shares issued in iOx exchange	—	—	1,070	9,737
Excess of non-controlling interest acquired over consideration – iOx	—	—	—	29,609
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	—	—	94	900
Purchase of shares issued under Committed Purchase Agreement, net of issue costs	—	—	480	1,977
Balance, end of year	19,784	$219,499	17,606	$218,782

Schedule of Accumulated other comprehensive income loss

	As of March 31,
(In thousands)	2024	2023

Balance, beginning of year	$(4,325)	$958
Investment in public company at FVTOCI - net change in fair value	—	(5,322)
Derecognition of investment in public company at FVTOCI	3,711	—
Investment in associate at FVTPL - net change in fair value	(12)	39
Investment in associate at FVTPL - recognition of net change in fair value	(27)	—
Other investments - derecognition of investment at FVTOCI	653	—
Balance, end of year	$—	$(4,325)